VESSELS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels and equipment [Roll Forward]
Cost, beginning of period	$ 305,581	$ 657,890	$ 657,890
Accumulated depreciation beginning balance	(31,755)	(221,617)	(198,858)
Net book value, beginning balance	273,826	436,273	459,032
Depreciation	(11,079)	(20,485)	(22,759)
Transfer to vessel held for sale, long lived		(74,455)
Transfer of depreciation to vessel held for sale		52,932
Disposals of vessels		(236,257)
Disposals depreciation		157,415
Balance, end of period	305,581	305,581	657,890
Accumulated depreciation ending balance	(42,834)	(31,755)	(221,617)
Net book value, ending balance	262,747	273,826	436,273
Loss on sale of vessels	254	(13,088)	0
Impairment loss on vessels	(5,342)	(41,597)	0
VLCC Hampstead [Member]
Vessels and equipment [Roll Forward]
Proceeds from failed sale		2,400
Proceeds from sale of vessels	200	22,200
Loss on sale of vessels	200	(12,700)
VLCC Titan Venus [Member]
Vessels and equipment [Roll Forward]
Proceeds from sale of vessels		19,800
Impairment loss on vessels		(14,700)
VLCC Kensington [Member]
Vessels and equipment [Roll Forward]
Proceeds from sale of vessels		22,500
Loss on sale of vessels		(400)
Impairment loss on vessels		(13,500)
VLCC Mayfair [Member]
Vessels and equipment [Roll Forward]
Proceeds from sale of vessels	16,900
Impairment loss on vessels	(5,342)	(13,400)
Discontinued Operations - VLCC [Member]
Vessels and equipment [Roll Forward]
Depreciation	$ 0	$ (9,400)	$ (11,700)
Capesize Vessels [Member]
Vessels and equipment [Roll Forward]
Number of vessels in fleet	4